Shareholders' capital (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of Shares Issued and Outstanding
The Company has the following Series A and Series D preferred shares issued and outstanding as at December 31, 2015 and 2014:

Preferred shares	Number of shares	Price per share	Carrying amount
Series A	4,800,000	$25	$116,546
Series D	4,000,000	$25	97,259
			$213,805

Number of Common Shares
Number of common shares:

	2015	2014
Common shares, beginning of year	238,149,468	206,348,985
Public offering (i)	14,355,000	29,444,000
Issuance of shares under the dividend reinvestment (iv) and employee share purchase plans ((c)(ii))	3,364,951	2,356,483
Common shares, end of year	255,869,419	238,149,468

Share-Based Compensation Expense
For the year ended December 31, 2015, APUC recorded $5,330 (2014 - $3,248) in total share-based compensation expense detailed as follows:

	2015	2014
Share options	$2,742	$1,931
Directors deferred share units	404	273
Employee share purchase	158	116
Performance share units	2,026	928
Total share-based compensation	$5,330	$3,248

Fair Value of Share Options Granted
The following assumptions were used in determining the fair value of share options granted:

	2015	2014
Risk-free interest rate	1.3%	2.0%
Expected volatility	38%	38%
Expected dividend yield	4.0%	3.8%
Expected life	8 years	8 years
Weighted average grant date fair value per option	$2.45	$2.00

Stock Option Activity
Share option activity during the years is as follows:

	Number of awards	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance at January 1, 2014	4,567,129	$5.70	5.45	$7,814
Granted	969,998	7.95	8.00	—
Balance at December 31, 2014	5,537,127	$6.09	4.96	$19,648
Granted	1,627,525	9.75	8.00	—
Balance at December 31, 2015	7,164,652	$6.92	4.74	$28,561
Exercisable at December 31, 2015	4,618,323	$5.74	3.55	$23,898

Performance Stock Units
A summary of the PSUs follows:

	Number of awards	Weighted average grant-date fair value	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance at January 1, 2014	66,195	$6.57	0.62	$486
Granted	407,962	8.22	3.00	3,333
Exercised	(22,665)	6.13	—	(185)
Forfeited	(11,406)	8.22	—	(93)
Balance at December 31, 2014	440,086	$6.57	1.81	$4,242
Granted, including dividends	212,250	9.72	2.62	—
Exercised	(41,131)	6.86	—	381
Forfeited	(47,089)	8.30	—	—
Balance at December 31, 2015	564,116	$7.59	1.63	$6,155
Exercisable at December 31, 2015	157,972	$8.22	—	$1,723